Shareholders’ Equity (deficit) (Details)			1 Months Ended			10 Months Ended		12 Months Ended
	Dec. 13, 2021 USD ($)	Sep. 09, 2021 shares	Oct. 25, 2021 shares	Jul. 27, 2021 USD ($) $ / shares shares	Apr. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares SFr / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 13, 2021 CHF (SFr) SFr / shares shares	May 05, 2021 shares	Apr. 28, 2021 CHF (SFr) shares	Apr. 23, 2021 $ / shares shares	Apr. 23, 2021 SFr / shares shares	Mar. 29, 2021 USD ($)	Mar. 29, 2021 CHF (SFr)	Dec. 31, 2020 shares
Shareholders’ Equity (deficit) (Details) [Line Items]
Common shares					99,000						99,000	99,000	99,000
Common shares par value | (per share)					$ 49				SFr 0.1
Registered shares, par value (in Francs per share) | SFr / shares							SFr 0.1
Issuance of common shares						1,000,000	1,000,000	1,000,000
Fair value | (per share)					$ 49	$ 0.1065	SFr 0.1
Cash amounting														$ 106,507	SFr 100,000
Nominal par value | (per share)												$ 0.1065	SFr 0.1
Total purchase price					$ 61,398						SFr 57,100
Additional capital contributions (in Dollars) | $					27,900,000
Share issuance costs (in Dollars) | $					$ 279,364
Shareholders’ agreement percentage					90.00%
Chairman (in Dollars) | $				$ 500,000
Common shares granted						297,000	297,000
Common shares acquired		2,775	5,550
Canceled common shares		1,665
Common shares transferred						132,000	132,000	132,000	57,756
Remaining common shares									52,244
Common shares fully vested									39,875
Share-based compensation (in Dollars) | $	$ 4,200,000
Treasury Shares [Member]
Shareholders’ Equity (deficit) (Details) [Line Items]
Common shares									57,756
Common shares par value | SFr / shares									SFr 0.1
Registered shares, par value (in Francs per share) | SFr / shares							SFr 0.1
Conditional Share Capital [Member]
Shareholders’ Equity (deficit) (Details) [Line Items]
Common shares									60,000
Common shares par value | SFr / shares									SFr 0.1
Share capital amount (in Francs) | SFr									SFr 6,000
Restricted Founder Shares [Member]
Shareholders’ Equity (deficit) (Details) [Line Items]
Common shares					110,000						110,000
Equity Incentive Plan [Member]
Shareholders’ Equity (deficit) (Details) [Line Items]
Common shares									21,812
Common shares par value | SFr / shares									SFr 0.1
Common shares granted		18,317	999	12,212
Common share issued									31,528
Common shares acquired									6,660
Helix Acquisition Corp.[Member]
Shareholders’ Equity (deficit) (Details) [Line Items]
Preferred shares, shares issued						5,000,000	5,000,000	5,000,000
Preferred shares, par value (in Dollars per share) | $ / shares						$ 0.0001	SFr 0.0001	$ 0.0001
Common shares transferred						430,000	430,000	430,000
Class A Ordinary Shares [Member] | Helix Acquisition Corp.[Member]
Shareholders’ Equity (deficit) (Details) [Line Items]
Common shares						500,000,000	500,000,000	500,000,000
Common shares par value | $ / shares						$ 0.0001	SFr 0.0001	$ 0.0001
Common stock, shares issued						430,000	430,000	430,000
Ordinary shares, shares outstanding																430,000
Shares subject to possible redemption						11,500,000	11,500,000	11,500,000
Shares conversion, percentage								20.00%
Class B Ordinary Shares [Member] | Helix Acquisition Corp.[Member]
Shareholders’ Equity (deficit) (Details) [Line Items]
Common shares						50,000,000	50,000,000	50,000,000
Common shares par value | $ / shares						$ 0.0001	SFr 0.0001	$ 0.0001
Common stock, shares issued						2,875,000	2,875,000	2,875,000
Series A Preferred Stock [Member]
Shareholders’ Equity (deficit) (Details) [Line Items]
Preferred shares, shares issued				10,196
Preferred shares, par value (in Dollars per share) | $ / shares				$ 0.1
Common shares					571,000					670,000	571,000
Mr. Ploos van Amstel [Member] | Conditional Share Capital [Member]
Shareholders’ Equity (deficit) (Details) [Line Items]
Common shares									12,369